INFORMATION CONCERNING PARENT, SUBSIDIARIES AND AFFILIATES - NARRATIVE (Details) - USD ($) $ in Millions			12 Months Ended
	Feb. 27, 2020	Feb. 20, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Premiums earned on reinsurance transactions			$ 5.2	$ 4.4	$ 3.4
Due from affiliates			88.3	74.3
Due to affiliates			7.9	3.8
Letter of Credit
Related Party Transaction [Line Items]
Line of credit			45.0	45.0
AXA Equitable Agreement
Related Party Transaction [Line Items]
Related party transactions			130.5	156.3	110.5
AllianceBernstein - Investment Advisory And Management Services
Related Party Transaction [Line Items]
Related party transactions			1.8	1.8	1.8
AXA Network LLC - Distribution Fee Charges
Related Party Transaction [Line Items]
Related party transactions			103.7	113.2	109.1
AXA Distributors LLC - Distribution Fee Charges
Related Party Transaction [Line Items]
Related party transactions			52.0	47.5	$ 43.1
AllianceBernstein
Related Party Transaction [Line Items]
Carrying amount			$ 58.7	$ 53.0
Unassigned Surplus (Deficit)
Related Party Transaction [Line Items]
Capital contribution		$ 70.0
Subsequent Event | Unassigned Surplus (Deficit)
Related Party Transaction [Line Items]
Capital contribution	$ 85.0